Summary of Warrant Activity (Details) (Parenthetical) - $ / shares				3 Months Ended	12 Months Ended
		Jul. 26, 2023	Apr. 28, 2023	Mar. 31, 2024	Dec. 31, 2023		May 24, 2023	Mar. 10, 2023	Jan. 27, 2023
Class of Warrant or Right [Line Items]
Purchase of warrants shares	[1]				(2,472)
Purchase of warrants per share	[1]				$ 700.00
Number of warrants, issued					888,210	[2]
Number of warrants, exercised				213,800 [3]	20,347	[4]
Number of warrants, outstanding				10,243	10,243		4,153	38	286
P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants shares					2,472
Purchase of warrants per share					$ 700.00
April Twenty Eight Two Thousand Twenty Three Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants shares			3,938
Purchase of warrants per share			$ 57.75
July Twenty Six Two Thousand Twenty Three Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants shares		20,347
Purchase of warrants per share		$ 47.50
July Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, issued					27,065
Exercise price					$ 0.035
December Two Thousand Twenty Three Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, issued					360,000
Exercise price					$ 0.001
July 2023 Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price					$ 0.035
Number of warrants, exercised					27,065
December 2023 Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price				$ 0.001	$ 0.001
Number of warrants, exercised				131,500	228,500
Number of warrants, outstanding				131,500
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.001

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 2,472 shares of common stock to their floor price of $700.00 per share.
[2]	Warrants issued exclude 27,065 July Pre-Funded Warrants with an exercise price of $0.035 and 360,000 December 2023 Pre-Funded Warrants with an exercise price of $0.001.
[3]	Warrants exercised exclude
[4]	Warrants exercised exclude 27,065 July 2023 Pre-Funded Warrants exercised with an exercise price of $0.035 and 228,500 December 2023 Pre-Funded Warrants exercised with an exercise price of $0.001.